Fair Value Measurements - Private Placement Warrants (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 1,537	$ 7,756	$ 7,756
Assumption of private placement warrants		1,714
Change in fair value		(177)	532
Gain from the change in fair value of the private placement warrants	532		355
Ending balance	2,069	$ 1,537	2,069
Private placement warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain from the change in fair value of the private placement warrants	$ 500		$ 400